Income Taxes (Components Of Earnings Before Income Tax And Provision For Income Taxes) (Details) (USD $) In Millions	3 Months Ended										12 Months Ended
	May 29, 2011	Feb. 27, 2011	Nov. 28, 2010	Aug. 29, 2010	May 30, 2010		Feb. 28, 2010		Nov. 29, 2009	Aug. 30, 2009	May 29, 2011	May 30, 2010	May 31, 2009
Earnings from continuing operations before income taxes, U.S.											$ 631.4	$ 534.5	$ 508.1
Earnings from continuing operations before income taxes, Canada											16.2	9.1	4.4
Earnings before income taxes	186.2	199.1	103.2	159.1	157.2	[1]	175.4	[1]	80.7	130.3	647.6	543.6	512.5
Current, Federal											121.9	126.5	38.1
Current, State and local											17.5	28.7	10.5
Current, Canada											0.1	0.1	0.1
Total current											139.5	155.3	48.7
Total deferred											28.8	(10.2)	89.5
Total income taxes											168.9	136.6	140.7
U.S. [Member]
Deferred, Federal											28.3	(10.6)	84.3
Deferred, State and local											1.1	(8.1)	7.7
Total deferred											29.4	(18.7)	92.0
Total income taxes											$ 168.9	$ 136.6	$ 140.7

[1]	During the fourth quarter of fiscal 2010, we recognized a $12.7 million pre-tax reduction in sales associated with a correction to our third quarter estimate of gift card breakage, which reduced earnings from continuing operations and net earnings by $7.8 million, or approximately $0.05 reduction to diluted net earnings per share from continuing operations.